united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 12/31/21

Item 1. Reports to Stockholders.

Dynamic International Opportunity Fund

Dynamic U.S. Opportunity Fund

Annual Report

December 31, 2021

www.innealtacapital.com

1 (855) USE-ETFS

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dynamic Funds Annual Shareholder Letter

Dear Shareholder,

The 12-month reporting period ending with December 31, 2021, was another remarkable year for risky assets. With the supportive fiscal and monetary policies, the U.S. equity market represented by S&P 500 Index finished 28.71% higher than a year ago. Global ex U.S. market represented by MSCI ACWI ex U.S. Index went up 7.82%. Developed market represented by MSCI World Index was up 21.82%, posting another solid double-digit positive performance. Emerging market represented by MSCI Emerging Markets Index reversed an earlier advance and ended up 2.54% lower. Energy and Real Estate securities outperformed all U.S. equity sectors, while Consumer Staple and Utility securities lagged. This piece will review the prolonged impact of Covid-19, fiscal and monetary stimulus, and macroeconomic trends.

Prolonged impact of Covid-19

Another year into the Covid-19 pandemic, the U.S. confirmed coronavirus case count crossed 50 million as of December 31, 2021, due to the Delta and Omicron variants outbreak. While we are concerned about the negative impact caused by the Omicron variant, we expect fading coronavirus risks due to a higher community immunity rate compared to last winter. The U.S. equity market represented by S&P 500 Index was over 40% higher than its peak before the pandemic.

Fiscal and Monetary Stimulus

Unprecedented fiscal and monetary stimulus bolstered economic growth in 2021. The U.S. Federal Reserve Bank balance sheet increased by more than 1.5 trillion in 2021, and it’s over 8.7 trillion as of December 31, 2021 (see Exhibit 1). With inflation far above target and the job market close to max employment, we expect a decelerating fiscal stimulus and a tightening monetary outlook in the future.

Exhibit 1

Source: Innealta Capital. Time frame 12/31/1999 to 12/31/2021. Frequency monthly. U.S. Monetary Stimulus refers to the U.S. Federal Reserve Bank balance sheet.

Elevated Inflation Risks

U.S. inflation topped forecasts at 7% as of December 31, 2021, and it has become a top concern across financial professionals. Elevated inflation creates challenges in finding real income, and risky assets generally perform better when inflation increases.

Fund Performance

Dynamic International Opportunity Fund

In 2021, Dynamic International Opportunity Fund I Share class (“ICCIX”) was up 1.05%.

Exhibit 2. Quarterly Performance of ICCIX v.s. MSCI ACWI ex U.S. Index as of December 31st, 2021

2021 Performance	Q1	Q2	Q3	Q4	YTD
ICCIX	0.68%	4.38%	-4.56%	0.75%	1.05%
MSCI ACWI ex U.S.	3.49%	5.48%	-2.99%	1.82%	7.82%

To decompose fund performance, The overweight in the fixed income allocation and Brazil have been the most significant headwinds. In contrast, the underweight in China and overweight in Switzerland have been the primary positive contributors.

Dynamic U.S. Opportunity Fund

In 2021, Dynamic U.S. Opportunity Fund I Share class (“ICSIX”) was up 16.19%.

Exhibit 3. Quarterly Performance of ICSIX v.s. S&P 500 Index as of December 31st, 2021

2021 Performance	Q1	Q2	Q3	Q4	YTD
ICSIX	3.72%	6.89%	-0.99%	5.84%	16.19%
S&P 500	6.17%	8.55%	0.58%	11.03%	28.71%

To decompose fund performance, more than 90% of the underperformance compared to the primary benchmark (S&P 500 TR Index) results from the defensive fixed income allocation. The defensive fixed income allocation was used to reduce the overall volatility of the strategy.

Fund Holdings Review
Dynamic International Opportunity Fund
Date	CYC	DEF FI	DM	DM	DM	EM	EM Asia	EM
	FI	(%)	America	EME (%)	Pacific	America	(%)	EMEA
	(%)		(%)		(%)	(%)		(%)
12/31/2020	0	29.46	3.05	16.84	16.41	9.45	21.46	3.33
3/31/2021	0	36.89	3.14	12.44	15.36	7.94	20.92	3.31
6/30/2021	0	23.22	3.33	16.44	15.91	12.95	24.53	3.61
9/30/2021	0	25.98	3.45	17.8	16.74	8.97	23.07	4
12/31/2021	0	31.96	2.67	17.1	16.42	5.56	22.65	3.64

Source: Innealta Capital as of 12/31/2021. “CYC FI” refers to credit-sensitive fixed income sectors such as Emerging Market local or hard currency debt. “DEF FI” refers to defensive fixed income sectors such as sovereign debt. “DM America” refers to equity investments in the Developed Market America region. “DM EME” refers to equity investments in Developed Market Europe and Middle East region. “DM Pacific” refers to equity investments in the Developed Market Pacific region. “EM America” refers to equity investments in the Emerging Market America region. “EM Asia” refers to equity investments in the Emerging Market Asia region. “EM EMEA” refers to equity investments in Emerging Market in Europe, Middle East, and Africa regions.

Dynamic U.S. Opportunity Fund
Date	CYC EQY (%)	CYC FI (%)	DEF EQY (%)	DEF FI (%)	Factor (%)
12/31/2020	67.51	0	12.72	19.77	0
3/31/2021	66.6	0	7.67	19.26	6.47
6/30/2021	63.94	0	11.98	15.97	8.11
9/30/2021	46.95	0	15.72	31.52	5.82
12/31/2021	43.24	1	19.71	29.61	6.45

Source: Innealta Capital as of 12/31/2021. “CYC EQY” refers to any large-cap equity ETF in the Consumer Discretionary, Communication Services, Financials, Industrials, Information Technology, and Materials sectors. “CYC FI” refers to any fixed income allocation outside the Bloomberg Barclays US Aggregate Bond Index universe. “DEF EQY” refers to any large-cap equity ETF in the Consumer Staples, Energy, Healthcare, and Utilities sectors. “DEF FI” refers to any fixed-income position within the Bloomberg Barclays US Aggregate Bond Index universe. “Factor” refers to any equity ETF with tilts to certain factors, styles, and market capitalizations (e.g., small-cap value).

Disclosures and Important Information

S&P 500 Index is widely regarded as the best single gauge of large-cap U.S. equities and serves as the foundation for a wide range of investment products. MSCI World Index is a free-float weighted equity index, which includes developed world markets, and doesn’t include emerging markets. MSCI Emerging Markets Index is a free-float weighted equity index that captures large and mid-cap representation across Emerging Markets (EM) countries. Total return indices reinvest dividends. Net total return indices reinvest dividends after a deduction for withholding taxes. Indices do not reflect any fees, expenses, or sales charges and are not available for direct investment.

Investments cannot be made in an index. Unmanaged index returns do not reflect any fees, expenses, or sales charges. Past performance is no guarantee of future results.

936-INN-02/01/2022

9073-NLD 02/01/2022

DYNAMIC INTERNATIONAL OPPORTUNITY FUND

PORTFOLIO REVIEW (Unaudited)

December 31, 2021

The Fund’s performance figures* for the periods ended December 31, 2021, compared to its benchmark:

			Annualized
				Since Inception
	One Year	Five Year	Ten Year	(12/30/11)
Dynamic International Opportunity Fund - Class I	1.05%	7.75%	4.85%	4.85%
Dynamic International Opportunity Fund - Class N	0.86%	7.51%	4.59%	4.59%
MSCI All Country World Index ex USA Net (USD)**	7.82%	9.61%	7.28%	7.28%
Bloomberg Global Aggregate Bond Index ***	(4.71)%	3.36%	1.77%	1.77%
Blended Benchmark Index 70/30 ****	4.00%	7.91%	5.79%	5.79%

Comparison of the Change in Value of a $20,000 Investment

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.83% for Class I shares and 2.08% for Class N shares per the May 1, 2021, prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.69% for Class I shares and 1.94% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS). Performance for periods prior to March 27, 2018, reflect the performance of the Fund’s prior investment advisor, AFAM Capital, Inc. (“AFAM”), and specifically the Innealta Capital division of AFAM (the “Innealta Division”). On March 27, 2018, shareholders approved the new investment advisory agreement with the Fund’s current advisor Innealta Capital, LLC, which was formed through a reorganization of the Innealta Division.

**	The MSCI All Country World Index ex USA Net (USD) is a free float-adjusted market capitalization index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. consists of 45 country indices comprising 24 developed and 21 emerging market country indices. Investors cannot invest directly in an index.

***	Bloomberg Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. Investors cannot invest directly in an index.

****	The Blended Benchmark Index 70/30 represents a blend of 70% MSCI All Country World Index ex USA Net (USD) and 30% Bloomberg Barclays Global Aggregate Bond Index. Investors cannot invest directly in an index.

Holdings By Asset Class as of December 31, 2021	% of Net Assets
Exchange Traded Funds - Equity Funds	68.4%
Short-Term Investments	34.5%
Liabilities in Excess of Other Assets	(2.9)%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

DYNAMIC U.S. OPPORTUNITY FUND

PORTFOLIO REVIEW (Unaudited)

December 31, 2021

The Fund’s performance figures* for the periods ended December 31, 2021, compared to its benchmark:

			Annualized
				Since Inception
	One Year	Five Year	Ten Year	(12/30/11)
Dynamic U.S. Opportunity Fund - Class I	16.19%	12.26%	8.20%	8.20%
Dynamic U.S. Opportunity Fund - Class N	15.92%	11.98%	7.93%	7.93%
S&P 500 Total Return Index**	28.71%	18.47%	16.55%	16.55%
Bloomberg U.S. Aggregate Bond Index ***	(1.54)%	3.57%	2.90%	2.90%
Blended Benchmark Index 70/30 ****	18.97%	14.10%	12.50%	12.50%

Comparison of the Change in Value of a $20,000 Investment

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.58% for Class I shares and 1.83% for Class N shares per the May 1, 2021, prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.40% for Class I shares and 1.65% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS). Performance for periods prior to March 27, 2018, reflect the performance of the Fund’s prior investment advisor, AFAM Capital, Inc. (“AFAM”), and specifically the Innealta Capital division of AFAM (the “Innealta Division”). On March 27, 2018, shareholders approved the new investment advisory agreement with the Fund’s current advisor Innealta Capital, LLC, which was formed through a reorganization of the Innealta Division.

**	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

***	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest directly in an index.

****	The Blended Benchmark Index 70/30 represents a blend of 70% S&P 500 Total Return Index and 30% Bloomberg Barclays U.S. Aggregate Bond Index. Investors cannot invest directly in an index.

Holdings By Asset Class as of December 31, 2021	% of Net Assets
Exchange Traded Funds - Equity Funds	69.7%
Exchange Traded Funds - Fixed Income Funds	28.4%
Short-Term Investments	20.1%
Liabilities in Excess of Other Assets	(18.2)%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 68.4%
	EQUITY - 68.4%
55,200	Franklin FTSE Australia ETF(a)	$1,627,666
100,730	Franklin FTSE Brazil ETF	1,770,833
62,100	Franklin FTSE Canada ETF(a)	2,142,450
120,789	Franklin FTSE Germany ETF(a)	3,081,932
64,394	Franklin FTSE Hong Kong ETF(a)	1,581,839
154,500	Franklin FTSE Japan ETF	4,539,210
69,765	Franklin FTSE Russia ETF(a)	2,115,958
64,970	Franklin FTSE South Korea ETF	1,801,618
160,500	Franklin FTSE Switzerland ETF(a)	5,823,743
68,020	Franklin FTSE Taiwan ETF(a)	3,163,318
175,595	iShares China Large-Cap ETF	6,423,265
64,188	iShares MSCI Australia ETF	1,593,788
1,688	iShares MSCI Austria ETF	42,960
25,013	iShares MSCI Brazil ETF	702,115
23,656	iShares MSCI Canada ETF	909,100
29,820	iShares MSCI France ETF	1,159,401
44,255	iShares MSCI Germany ETF	1,450,679
68,801	iShares MSCI Hong Kong ETF	1,595,495
120,127	iShares MSCI India ETF	5,506,622
13,795	iShares MSCI Italy ETF	452,614
67,049	iShares MSCI Japan ETF	4,489,601
76,646	iShares MSCI Mexico ETF	3,878,288
18,056	iShares MSCI Netherlands ETF	906,772
56,783	iShares MSCI New Zealand ETF	3,343,383
30,539	iShares MSCI South Korea ETF	2,378,072
28,481	iShares MSCI Sweden ETF	1,319,525
100,630	iShares MSCI Switzerland ETF	5,306,220
66,966	iShares MSCI Taiwan ETF	4,460,605
36,421	SPDR S&P Emerging Markets SmallCap ETF	2,160,129
76,761	VanEck Russia ETF	2,046,448
		77,773,649

	TOTAL EXCHANGE-TRADED FUNDS (Cost $64,969,685)	77,773,649

See accompanying notes to financial statements.

DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 34.5%
	MONEY MARKET FUNDS - 34.5%
39,286,345	First American Treasury Obligations Fund, Class X, 0.01% (Cost $39,286,345)(b)	$39,286,345

	TOTAL INVESTMENTS - 102.9% (Cost $104,256,030)	$117,059,994
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.9)%	(3,277,395)
	NET ASSETS - 100.0%	$113,782,599

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Affiliated Company – Dynamic International Opportunity Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.

See accompanying notes to financial statements.

DYNAMIC U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY - 69.7%
13,700	Avantis U.S. Small Cap Value ETF	$1,092,438
110,315	Communication Services Select Sector SPDR Fund	8,569,269
46,261	Consumer Discretionary Select Sector SPDR Fund	9,457,599
10,711	Consumer Staples Select Sector SPDR Fund	825,925
47,252	Energy Select Sector SPDR Fund	2,622,486
235,107	Financial Select Sector SPDR Fund	9,180,928
65,621	Health Care Select Sector SPDR Fund	9,245,343
36,200	Industrial Select Sector SPDR Fund	3,830,322
26,363	iShares Russell 1000 Value ETF	4,427,139
6,747	iShares Russell 2000 ETF	1,500,870
25,000	Materials Select Sector SPDR Fund	2,265,250
33,631	Real Estate Select Sector SPDR Fund	1,742,422
79,333	Technology Select Sector SPDR Fund	13,793,630
45,776	Utilities Select Sector SPDR Fund	3,276,646
32,328	Vanguard Real Estate ETF	3,750,371
		75,580,638
	FIXED INCOME - 28.4%
6,768	iShares 20+ Year Treasury Bond ETF	1,002,950
21,785	iShares 7-10 Year Treasury Bond ETF	2,505,275
22,407	iShares TIPS Bond ETF	2,894,984
23,877	SPDR Blackstone Senior Loan ETF	1,089,507
189,735	SPDR Bloomberg 1-3 Month T-Bill ETF(a)	17,347,470
52,600	SPDR Portfolio Short Term Treasury ETF	1,600,618
138,181	SPDR Portfolio TIPS ETF	4,352,702
		30,793,506

	TOTAL EXCHANGE-TRADED FUNDS (Cost $88,904,184)	106,374,144

See accompanying notes to financial statements.

DYNAMIC U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 20.1%
	MONEY MARKET FUNDS - 20.1%
21,815,329	First American Treasury Obligations Fund, Class X, 0.01% (Cost $21,815,329)(b)	$21,815,329

	TOTAL INVESTMENTS - 118.2% (Cost $110,719,513)	$128,189,473
	LIABILITIES IN EXCESS OF OTHER ASSETS - (18.2)%	(19,783,357)
	NET ASSETS - 100.0%	$108,406,116

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.

See accompanying notes to financial statements.

The Dynamic Funds
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2021

	Dynamic
	International	Dynamic U.S.
	Opportunity Fund	Opportunity Fund
ASSETS
Investments in unaffiliated securities, at cost	$85,822,184	$110,719,513
Investments in affiliated securities, at cost	18,433,846	—
Total Securities, at cost	$104,256,030	$110,719,513
Investments in unaffiliated securities, at fair value	$97,523,088	$128,189,473
Investments in affiliated securities, at fair value	19,536,906	—
Total Securities, at value	$117,059,994	$128,189,473
Receivable for Fund shares sold	145,667	74,073
Dividends and interest receivable	63,315	291
Prepaid expenses and other assets	31,170	26,488
TOTAL ASSETS	117,300,146	128,290,325

LIABILITIES
Payable for investments purchased	—	19,323,446
Payable for Fund shares redeemed	2,937,883	23,449
Investment advisory fees payable	535,391	499,749
Audit fees payable	14,200	14,200
Distribution (12b-1) fees payable	1,965	2,290
Payable to related parties	15,348	7,796
Accrued expenses and other liabilities	12,760	13,279
TOTAL LIABILITIES	3,517,547	19,884,209
NET ASSETS	$113,782,599	$108,406,116

Net Assets Consist Of:
Paid in capital	$104,327,651	$89,781,511
Accumulated earnings	9,454,948	18,624,605
NET ASSETS	$113,782,599	$108,406,116

Net Asset Value Per Share:
Class I Shares:
Net Assets	$104,565,247	$97,667,150
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,932,373	6,476,913
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.18	$15.08

Class N Shares:
Net Assets	$9,217,352	$10,738,966
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	697,968	711,487
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.21	$15.09

See accompanying notes to financial statements.

The Dynamic Funds
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2021

	Dynamic International	Dynamic U.S.
	Opportunity Fund	Opportunity Fund
INVESTMENT INCOME
Dividends	$2,027,702	$1,271,983
Dividend income from affiliates	447,662	—
Interest	5,556	1,883
Securites Lending - Net of fees	81,201	10,442
TOTAL INVESTMENT INCOME	2,562,121	1,284,308

EXPENSES
Investment advisory fees	1,194,512	1,000,313
Distribution (12b-1) fees:
Class N	24,278	26,921
Administration fees	65,262	56,294
Fund accounting fees	46,752	39,135
Transfer agent fees	52,028	50,771
Third party administrative services fees	81,740	62,341
Registration fees	27,392	31,175
Legal fees	26,405	25,780
Trustees’ fees	34,940	29,738
Shareholder reporting expense	14,221	14,822
Audit fees	14,200	14,200
Compliance officer fees	15,620	13,714
Insurance expense	8,695	7,124
Custody fees	13,956	11,846
Other expenses	4,161	6,976
TOTAL EXPENSES	1,624,162	1,391,150

Less: Fees waived by the Adviser	(118,488)	(122,993)

NET EXPENSES	1,505,674	1,268,157
NET INVESTMENT INCOME	1,056,447	16,151

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investment transactions	8,651,825	7,301,594
Distributions of realized gains from underlying investment companies	24,582	—
	8,676,407	7,301,594

Net change in unrealized appreciation/(depreciation) on:
Unaffiliated investments	(9,769,722)	7,083,739
Affiliated investments	1,103,060	—
	(8,666,662)	7,083,739

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	9,745	14,385,333

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,066,192	$14,401,484

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	December 31,	December 31,
	2021	2020
FROM OPERATIONS
Net investment income	$1,056,447	$731,660
Net realized gain from investment transactions	8,651,825	1,547,722
Distributions of realized gains from underlying investment companies	24,582	—
Net change in unrealized appreciation/(depreciation) of investments	(8,666,662)	18,668,022
Net increase in net assets resulting from operations	1,066,192	20,947,404

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class I	(952,189)	(686,695)
Class N	(57,429)	(44,965)
From return of capital:
Class I	—	(123,678)
Class N	—	(8,099)
Total distributions paid	(1,009,618)	(863,437)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	30,013,769	32,895,326
Class N	3,153,804	3,261,043
Net asset value of shares issued in reinvestment of distributions
Class I	865,485	726,487
Class N	45,460	43,594
Payments for shares redeemed
Class I	(28,537,591)	(35,490,556)
Class N	(2,797,501)	(3,029,933)
Net increase/(decrease) in net assets from shares of beneficial interest	2,743,426	(1,594,039)

TOTAL INCREASE IN NET ASSETS	2,800,000	18,489,928

NET ASSETS
Beginning of Year	110,982,599	92,492,671
End of Year	$113,782,599	$110,982,599

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended	For the Year Ended
	December 31,	December 31,
	2021	2020
SHARE ACTIVITY - CLASS I
Shares sold	2,225,423	2,840,840
Shares reinvested	66,988	56,056
Shares redeemed	(2,126,487)	(3,320,431)
Net increase/(decrease) in shares of beneficial interest outstanding	165,924	(423,535)

SHARE ACTIVITY - CLASS N
Shares sold	234,486	273,252
Shares reinvested	3,513	3,359
Shares redeemed	(207,049)	(284,099)
Net increase/(decrease) in shares of beneficial interest outstanding	30,950	(7,488)

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	December 31,	December 31,
	2021	2020
FROM OPERATIONS
Net investment income	$16,151	$222,613
Net realized gain from investment transactions	7,301,594	4,669,242
Net change in unrealized appreciation of investments	7,083,739	6,028,842
Net increase in net assets resulting from operations	14,401,484	10,920,697

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income and net realized gains:
Class I	(5,084,168)	(4,077,158)
Class N	(559,958)	(510,869)
Total distributions paid	(5,644,126)	(4,588,027)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	30,374,221	39,801,153
Class N	2,159,998	3,060,439
Net asset value of shares issued in reinvestment of distributions
Class I	4,211,443	3,099,022
Class N	444,766	418,298
Payments for shares redeemed
Class I	(18,946,221)	(18,744,450)
Class N	(2,500,097)	(2,029,729)
Net increase in net assets from shares of beneficial interest	15,744,110	25,604,733

TOTAL INCREASE IN NET ASSETS	24,501,468	31,937,403

NET ASSETS
Beginning of Year	83,904,648	51,967,245
End of Year	$108,406,116	$83,904,648

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended	For the Year Ended
	December 31,	December 31,
	2021	2020
SHARE ACTIVITY - CLASS I
Shares sold	2,038,211	3,080,911
Shares reinvested	287,470	228,710
Shares redeemed	(1,268,214)	(1,555,294)
Net increase in shares of beneficial interest outstanding	1,057,467	1,754,327

SHARE ACTIVITY - CLASS N
Shares sold	148,930	240,766
Shares reinvested	30,318	30,780
Shares redeemed	(167,389)	(159,628)
Net increase in shares of beneficial interest outstanding	11,859	111,918

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Year Ended	Year Ended	Period* Ended		Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,		November 30,	November 30,	November 30,
	2021	2020	2019		2019	2018	2017
Net asset value, beginning of year/period	$13.16	$10.43	$10.41		$10.47	$11.58	$9.66
Activity from investment operations:
Net investment income (1)	0.12	0.09	0.10		0.20	0.18	0.11
Net realized and unrealized gain/(loss) on investments	0.02	2.75	0.10		(0.06)	(1.10)	1.90
Total from investment operations	0.14	2.84	0.20		0.14	(0.92)	2.01
Less distributions from:
Net investment income	(0.12)	(0.09)	(0.17)		(0.20)	(0.19)	(0.09)
Return of capital	—	(0.02)	(0.01)		—	—	—
Total distributions	(0.12)	(0.11)	(0.18)		(0.20)	(0.19)	(0.09)
Paid in capital from redemption fees	—	—	—		0.00 (6)	0.00 (6)	0.00 (6)
Net asset value, end of year/period	$13.18	$13.16	$10.43		$10.41	$10.47	$11.58
Total return (2)	1.05%	27.20%	1.91	% (8)	1.39%	(8.12)%	20.99%
Net assets, at end of year/period (000s)	$104,565	$102,191	$85,441		$84,257	$96,139	$93,113
Ratio of gross expenses to average net assets (3)(4)	1.34%	1.38%	1.45	% (7)	1.41%	1.35%	1.43%
Ratio of net expenses to average net assets (4)	1.24%	1.24%	1.24	% (7)	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (4)(5)	0.91%	0.82%	11.59	% (7)	1.93%	1.57%	0.97%
Portfolio turnover rate	54%	180%	0	% (8)	79%	189%	51%

*	For the period December 1, 2019 to December 31, 2019. Effective December 31, 2019, the Fund changed its fiscal year end. See Note 1.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class N
	Year Ended	Year Ended	Period* Ended		Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,		November 30,	November 30,	November 30,
	2021	2020	2019		2019	2018	2017
Net asset value, beginning of year/period	$13.18	$10.46	$10.40		$10.45	$11.56	$9.64
Activity from investment operations:
Net investment income (1)	0.09	0.07	0.10		0.18	0.17	0.07
Net realized and unrealized gain/(loss) on investments	0.02	2.73	0.10		(0.07)	(1.11)	1.92
Total from investment operations	0.11	2.80	0.20		0.11	(0.94)	1.99
Less distributions from:
Net investment income	(0.08)	(0.06)	(0.13)		(0.16)	(0.17)	(0.07)
Return of capital	—	(0.02)	(0.01)		—	—	—
Total distributions	(0.08)	(0.08)	(0.14)		(0.16)	(0.17)	(0.07)
Paid in capital from redemption fees	—	—	—		0.00 (6)	0.00 (6)	0.00 (6)
Net asset value, end of year/period	$13.21	$13.18	$10.46		$10.40	$10.45	$11.56
Total return (2)	0.86%	26.78%	1.95	% (8)	1.09%	(8.29)%	20.73%
Net assets, at end of year/period (000s)	$9,217	$8,791	$7,052		$7,822	$13,907	$22,580
Ratio of gross expenses to average net assets (3)(4)	1.59%	1.63%	1.70	% (7)	1.68%	1.60%	1.68%
Ratio of net expenses to average net assets (4)	1.49%	1.49%	1.49	% (7)	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets (4)(5)	0.65%	0.60%	10.88	% (7)	1.83%	1.54%	0.66%
Portfolio turnover rate	54%	180%	0	% (8)	79%	189%	51%

*	For the period December 1, 2019 to December 31, 2019. Effective December 31, 2019, the Fund changed its fiscal year end. See Note 1.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Year Ended	Year Ended		Period* Ended		Year Ended	Year Ended	Year Ended
	December 31,	December 31,		December 31,		November 30,	November 30,	November 30,
	2021	2020		2019		2019	2018	2017
Net asset value, beginning of year/period	$13.71	$12.21		$12.04		$12.31	$12.58	$10.85
Activity from investment operations:
Net investment income (1)	0.01	0.05		0.07		0.13	0.08	0.05
Net realized and unrealized gain/(loss) on investments	2.18	2.24		0.16		0.83	(0.04)	1.73
Total from investment operations	2.19	2.29		0.23		0.96	0.04	1.78
Less distributions from:
Net investment income	(0.01)	(0.11)		(0.06)		(0.09)	(0.07)	(0.06)
Net realized gains	(0.81)	(0.68)		—		(1.14)	(0.24)	—
Total distributions	(0.82)	(0.79)		(0.06)		(1.23)	(0.31)	(0.06)
Paid in capital from redemption fees	—	—		—		0.00 (6)	0.00 (6)	0.01
Net asset value, end of year/period	$15.08	$13.71		$12.21		$12.04	$12.31	$12.58
Total return (2)	16.19%	18.86	% (9)	1.91	% (8)(9)	10.33%	0.30%	16.56%
Net assets, at end of year/period (000s)	$97,667	$74,289		$44,768		$44,097	$54,938	$51,262
Ratio of gross expenses to average net assets (3)(4)	1.36%	1.42%		1.40	% (7)	1.42%	1.51%	1.56%
Ratio of net expenses to average net assets (4)	1.24%	1.24%		1.24	% (7)	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (4)(5)	0.04%	0.40%		6.50	% (7)	1.13%	0.65%	0.41%
Portfolio turnover rate	95%	306%		13	% (8)	223%	352%	220%

*	For the period December 1, 2019 to December 31, 2019. Effective December 31, 2019, the Fund changed its fiscal year end. See Note 1.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class N
	Year Ended	Year Ended		Period* Ended		Year Ended	Year Ended	Year Ended
	December 31,	December 31,		December 31,		November 30,	November 30,	November 30,
	2021	2020		2019		2019	2018	2017
Net asset value, beginning of year/period	$13.74	$12.25		$12.05		$12.30	$12.58	$10.85
Activity from investment operations:
Net investment income (loss) (1)	(0.03)	0.01		0.06		0.10	0.06	0.02
Net realized and unrealized gain/(loss) on investments	2.19	2.25		0.17		0.84	(0.06)	1.74
Total from investment operations	2.16	2.26		0.23		0.94	—	1.76
Less distributions from:
Net investment income	—	(0.09)		(0.03)		(0.05)	(0.04)	(0.04)
Net realized gains	(0.81)	(0.68)		—		(1.14)	(0.24)	—
Total distributions	(0.81)	(0.77)		(0.03)		(1.19)	(0.28)	(0.04)
Paid in capital from redemption fees	—	—		—		0.00 (6)	0.00 (6)	0.01
Net asset value, end of year/period	$15.09	$13.74		$12.25		$12.05	$12.30	$12.58
Total return (2)	15.92%	18.46	% (9)	1.88	% (8)	10.10%	0.04%	16.31%
Net assets, at end of year/period (000s)	$10,739	$9,616		$7,200		$7,186	$10,098	$16,892
Ratio of gross expenses to average net assets (3)(4)	1.62%	1.67%		1.65	% (7)	1.70%	1.78%	1.82%
Ratio of net expenses to average net assets (4)	1.49%	1.49%		1.49	% (7)	1.49%	1.49%	1.49%
Ratio of net investment income (loss) to average net assets (4)(5)	-0.21%	0.11%		6.24	% (7)	0.90%	0.44%	0.19%
Portfolio turnover rate	95%	306%		13	% (8)	223%	352%	220%

*	For the period December 1, 2019 to December 31, 2019. Effective December 31, 2019, the Fund changed its fiscal year end. See Note 1.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income/(loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

See accompanying notes to financial statements.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

1.	ORGANIZATION

The Dynamic International Opportunity Fund (“DIOF”) and Dynamic U.S. Opportunity Fund (“DUOF”), (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds commenced operations on December 30, 2011. The Funds seek long term capital appreciation.

The Funds currently offer Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge. Class N shares are subject to a 0.25% Rule 12b-1 distribution and shareholder servicing fee. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in any applicable sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its shareholder service and/or distribution plans.

Effective December 31, 2019, the Funds changed their fiscal year-end from November 30 to December 31 for operational efficiencies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-ended funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which may be different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security -specific fair value. The Board has also engaged a third party valuation firm to attend meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, this fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2021 for each Fund’s assets measured at fair value:

Dynamic International Opportunity Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$77,773,649	$—	$—	$77,773,649
Short-Term Investments	39,286,345	—	—	39,286,345
Total	$117,059,994	$—	$—	$117,059,994

Dynamic U.S. Opportunity Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$106,374,144	$—	$—	$106,374,144
Short-Term Investments	21,815,329	—	—	21,815,329
Total	$128,189,473	$—	$—	$128,189,473

The Funds did not hold any Level 3 securities during the year ended December 31, 2021.

*	See each Fund’s Schedule of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Non-cash dividends are included in dividend income on the ex-date at the fair market value of the shares received. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years/period ended November

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

30, 2018, November 30, 2019, December 31, 2019, and December 31, 2020, or expected to be taken in either Fund’s December 31, 2021 tax returns.

The Funds have identified their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments. For the years ended November 30, 2017 through November 30, 2018, the Funds’ jurisdictions included the state of Nebraska. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to:

	Purchases	Sales
DIOF	$44,234,464	$44,980,733
DUOF	91,652,047	83,136,701

4.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement with BNP Paribas Inc. (the “Borrower”). Under the terms of the agreement, the Funds were authorized to loan securities to the Borrower. In exchange, the Funds received cash collateral in the amount of at least 102% of the value of the

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

securities loaned. Securities lending income is disclosed in the DIOF’s and DUOF’s Statement of Operations. Although risk was mitigated by the collateral, the Funds could have experienced a delay in recovering their securities and possible loss of income or value if the Borrower failed to return such securities on loan.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be recognized by DIOF and DUOF. DIOF and DUOF have the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the DIOF and DUOF are indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market. As of December 31, 2021 there were no securities on loan.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Innealta Capital, LLC (the “Adviser”) serves as investment adviser to the Funds. Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of such Fund’s average daily net assets.

For the year ended December 31, 2021, the Adviser earned the following:

DIOF	DUOF
$1,194,512	$1,000,313

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2023, to waive a portion of its advisory fee and has agreed to reimburse DIOF and DUOF for other expenses to the extent necessary so that the total expenses incurred by such Fund (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed the following:

	Class I	Class N
DIOF	1.24%	1.49%
DUOF	1.24%	1.49%

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement for a Fund, and such Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. If such Fund’s operating expenses subsequently exceed the expense limitation, the reimbursements for such Fund shall be suspended. Expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the year ended December 31, 2021, the Adviser waived the following expenses:

DIOF	DUOF
$118,488	$122,993

The following amounts are subject to recapture by the Funds by the following dates:

	11/30/2022	12/31/2022	12/31/2023	12/31/2024
DIOF	$171,466	$16,314	$130,063	$118,488
DUOF	$92,414	$7,000	$114,884	$122,993

Distributor – The distributor for the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class N shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution-related activities or shareholder services. Under the Plan, each Fund is permitted to pay a fee at an annual rate of 0.25% of the average daily net assets of Class N shares. For the year ended December 31, 2021, pursuant to the Class N Plan, DIOF paid $24,278 in 12b-1 fees and DUOF paid $26,921 in 12b-1 fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

6.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the year ended December 31, 2021 with affiliated companies are as follows:

							Change in
	Value-Beginning of			Net Realized	Dividends Credited to		Unrealized	Shares-End
Description	Year	Purchases	Sales Proceeds	Gain	Income	Value-End of Year	Appreciation	of Year
Franklin FTSE Australia ETF	$—	$1,596,384	$—	$—	$83,665	$1,627,666	$31,282	55,200
Franklin FTSE Canada ETF	—	1,750,599	—	—	43,375	2,142,450	391,851	62,100
Franklin FTSE Germany ETF	—	3,188,226	—	—	30,615	3,081,932	(106,294)	120,789
Franklin FTSE Hong Kong ETF	—	1,706,441	—	—	27,461	1,581,839	(124,602)	64,394
Franklin FTSE Russia ETF	—	2,548,515	—	—	81,270	2,115,958	(432,557)	69,765
Franklin FTSE Switzerland ETF	—	4,912,905	—	—	108,260	5,823,743	910,838	160,500
Franklin FTSE Taiwan ETF	—	2,730,776	—	—	73,016	3,163,318	432,542	68,020
Total					$447,662	$19,536,906	$1,103,060

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at December 31, 2021, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
DIOF	$104,345,792	$14,378,091	$(1,663,889)	$12,714,202
DUOF	110,954,695	17,471,562	(236,784)	17,234,778

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2021, December 31, 2020, and were as follows:

	For the year ended December 31, 2021:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
DIOF*	$1,417,963	$—	$—	$1,417,963
DUOF	3,173,828	2,470,298	—	5,644,126

	For the year ended December 31, 2020:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
DIOF*	$908,137	$—	$131,777	$1,039,914
DUOF	2,047,954	2,540,073	—	4,588,027

*	The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $408,345 for fiscal year ended December 31, 2021, and $176,477 for the fiscal year ended December 31, 2020, for the Dynamic International Opportunity Fund, which have been passed through to the Funds’ underlying shareholders and are deemed dividends for tax purposes.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

As of December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other		Total
	Ordinary	Long-Term	Carry	Book/Tax	Unrealized	Accumulated
Portfolio	Income	Capital Gains	Forwards	Differences	Appreciation	Earnings/(Deficit)
DIOF	$46,829	$—	$(3,306,083)	$—	12,714,202	$9,454,948
DUOF	181,022	1,208,805	—	—	17,234,778	18,624,605

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
DIOF	$2,887,290	$418,793	$3,306,083	$8,599,765
DUOF	—	—	—	—

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

As of December 31, 2021, DIOF invested a portion of its assets in First American Treasury Obligation Fund. The First American Treasury Obligation Fund, Class X is registered under the 1940 Act as an open-end management investment company. DIOF may redeem its investment from the First American Treasury Obligation Fund, Class X at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of DIOF will be directly affected by the performance of the First American Treasury Obligation Fund, Class X. The financial statements of the First American Treasury Obligation Fund, Class X, including the schedule of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2021, the percentage of DIOF net assets invested in the First American Treasury Obligation Fund, Class X was 34.5%.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2021, beneficial ownership in excess of 25% for the Funds is as follows:

% of Outstanding
Beneficial Owner	Shares
DIOF
NFS	54.5%

DUOF
LPL Financial	36.5%

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust II

and the Shareholders of Dynamic International Opportunity Fund and

Dynamic U.S. Opportunity Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Dynamic International Opportunity Fund and Dynamic U.S. Opportunity Fund, each a series of shares of beneficial interest in Northern Lights Fund Trust II (the “Funds”), including the schedules of investments, as of December 31, 2021, and the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the years in the two-year period ended December 31, 2021, and the financial highlights for each of the years in the two-year period ended December 31, 2021, the one-month period ended December 31, 2019 and for each of the years in the three-year period ended November 30, 2019, and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2021, and the results of their operations, the changes in their net assets and their financial highlights for each of the years or periods noted above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Northern Lights Fund Trust II since 2012.

Philadelphia, Pennsylvania

February 25, 2022

The Dynamic Funds
EXPENSE EXAMPLES (Unaudited)
December 31, 2021

As a shareholder of Dynamic International Opportunity Fund and Dynamic U.S. Opportunity Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Dynamic International Opportunity Fund and Dynamic U.S. Opportunity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 through December 31, 2021.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period *	During Period **
Actual	7/1/2021	12/31/2021	7/1/21-12/31/21	7/1/21-12/31/21
Dynamic International Opportunity Fund
Class I	$1,000.00	$961.60	$6.13	1.24%
Class N	1,000.00	960.50	7.36	1.49%
Dynamic U.S. Opportunity Fund
Class I	$1,000.00	$1,048.70	$6.40	1.24%
Class N	1,000.00	1,046.50	7.69	1.49%
Hypothetical (5% return before Expenses)
Dynamic International Opportunity Fund
Class I	$1,000.00	$1,018.95	$6.31	1.24%
Class N	1,000.00	1,017.69	7.58	1.49%
Dynamic U.S. Opportunity Fund
Class I	$1,000.00	$1,018.95	$6.31	1.24%
Class N	1,000.00	1,017.69	7.58	1.49%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Annualized.

The Dynamic Funds
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)
December 31, 2021

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the respective Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended December 31, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed each Fund’s investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

The Dynamic Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2021

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 18 and 19, 2021, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust, on behalf of the Dynamic International Opportunity Fund (“Dynamic International”) and the Dynamic U.S. Opportunity Fund (“Dynamic U.S.” and together with Dynamic International, the “Dynamic Funds”) and Innealta Capital, LLC (“Innealta”) (the “Innealta Advisory Agreement”).

Based on their evaluation of the information provided by Innealta in conjunction with each Dynamic Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Innealta Advisory Agreement with respect to each Dynamic Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering the renewal of the Innealta Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Innealta Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Innealta Advisory Agreement and comparative information relating to the advisory fee and other expenses of each of the Dynamic Funds. The materials also included due diligence materials relating to Innealta (including due diligence questionnaires completed by Innealta, select financial information of Innealta, bibliographic information regarding Innealta’s key management and investment advisory personnel, and comparative fee information relating to each of the Dynamic Funds) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Innealta Advisory Agreement with respect to each of the Dynamic Funds. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Innealta Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement. In considering the approval of the renewal of the Innealta Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

The Dynamic Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2021

Nature, Extent and Quality of Services. The Board then reviewed materials provided by Innealta related to the approval of the renewal of the Innealta Advisory Agreement, including Innealta’s Form ADV and related schedules, a description of the manner in which investment decisions are made and executed, a review of the personnel performing services for each of Dynamic U.S. and Dynamic International, including the team of individuals that primarily monitor and execute the investment process. The Board discussed the extent of Innealta’s research capabilities, the quality of Innealta’s compliance infrastructure and the experience of its management personnel. The Board noted the addition of Dr. Glenn Freed as an investment strategist and portfolio manager for certain of the Funds. Additionally, the Board received satisfactory responses from the representative of Innealta with respect to a series of important questions, including: whether Innealta was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Dynamic U.S. and Dynamic International; whether there were procedures in place to adequately allocate trades among its respective clients; and whether Innealta’s CCO would routinely review the portfolio managers’ performance of their duties to ensure compliance under Innealta’s compliance program. The Board also reviewed the information provided on the practices for monitoring compliance with each of Dynamic U.S. and Dynamic International’s investment limitations. The Board also discussed details of Innealta’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that Innealta’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted Innealta’s representation that the prospectus and statement of additional information for Dynamic U.S. and Dynamic International accurately describe such Fund’s investment strategies. The Board then reviewed the capitalization of Innealta based on financial information provided, and representations made by Innealta and its representatives, and concluded that Innealta was sufficiently well-capitalized, or Innealta’s owners had the ability to make additional contributions, in order to meet its obligations to each of Dynamic U.S. and Dynamic International. The Board concluded that Innealta had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Innealta Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Innealta to each of Dynamic U.S. and Dynamic International were satisfactory.

Performance. The Board then discussed the reports prepared by Broadridge and reviewed the performance of Dynamic U.S. and Dynamic International as compared to its respective peer group, Morningstar category and benchmark for the one year, three year, five year and since inception periods ended September 30, 2021. The Board noted that Dynamic International underperformed the peer group median, Morningstar category median and its benchmark (the MSCI ACWI ex USA Index (USD)) for the one year, five year and since inception periods, and underperformed the Morningstar category median and peer group median, but outperformed its benchmark, for the three year period. The Board noted Dynamic International’s tactical approach and lower risk profile and improved performance over the last year. Regarding Dynamic U.S., the Board noted that Dynamic U.S. outperformed its peer group median and Morningstar category median (the Tactical Allocation category) for all periods but underperformed its benchmark (the S&P 500 Total

The Dynamic Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2021

Return Index) for all periods. The Board noted the portfolio managers’ ability to manage risk and the recent addition of investment team personnel. After further discussion, the Board concluded that each of Dynamic U.S. and Dynamic International’s past performance was acceptable and generally in line with its risk level.

Fees and Expenses. As to the costs of the services to be provided by Innealta, the Board reviewed and discussed each of Dynamic U.S. and Dynamic International’s advisory fee and total operating expenses as compared to its peer group and its Morningstar category as presented in the Morningstar Report. The Board reviewed the contractual arrangements, noting that Innealta charges an advisory fee at an annual rate of 1.00% of the average daily net assets of each of Dynamic U.S. and Dynamic International respectively, under the Innealta Advisory Agreement. The Board noted that the advisory fee for Dynamic International was at the top of its peer group and Morningstar category while the advisory fee for Dynamic U.S. was slightly above the Morningstar category median and equal to the peer group median. The Board also reviewed the net expenses for each of Dynamic U.S. and Dynamic International as compared to its peer group and Morningstar category noting that higher acquired fund fees and expenses and Fund assets under management well below the Morningstar category median and many of its peer group likely contributed to higher net expenses for Dynamic International. The Board noted that Dynamic International was likely not benefiting from economies of scale like some of its peers. The Board then reviewed the Operating Expenses Limitation Agreement noting that Innealta had agreed to waive or limit its advisory fee and/or reimburse expenses at least until April 30, 2023, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.49% and 1.24% of Dynamic U.S. and Dynamic International’s average net assets for, Class N and Class I Shares, respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that, based on Innealta’s experience, expertise and services provided to each of Dynamic U.S. and Dynamic International, the advisory fee charged by Innealta for each of Dynamic U.S. and Dynamic International was not unreasonable and, while the advisory fee for Dynamic International was the highest in its peer group and Morningstar category, it was close to another fund in the upper range in its peer group and Morningstar category.

Profitability. The Board also considered the level of profits that could be expected to accrue to Innealta with respect to each of Dynamic U.S. and Dynamic International based on profitability reports and analyses prepared by Innealta and reviewed by the Board and the selected financial information of Innealta provided by Innealta. After review and discussion, the Board concluded that the anticipated profit from Innealta’s relationship with each of Dynamic U.S. and Dynamic International was not excessive.

Economies of Scale. As to the extent to which each of Dynamic U.S. and Dynamic International would realize economies of scale as it grew, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of each of Dynamic U.S. and Dynamic International, and Innealta’s expectations for growth, and concluded that any material economies of scale would not be achieved in the near term.

The Dynamic Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2021

Conclusion. Having requested and received such information from Innealta as the Board believed to be reasonably necessary to evaluate the terms of the Innealta Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that (a) the terms of the Innealta Advisory Agreement are not unreasonable with respect to each of the Dynamic Funds; (b) the investment advisory fee payable for each of the Dynamic Funds pursuant to the Innealta Advisory Agreement is not unreasonable; and (c) the Innealta Advisory Agreement is in the best interests of each of the Dynamic Funds and its respective shareholders. In considering the renewal of the Innealta Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the Innealta Advisory Agreement was in the best interest of each of the Dynamic Funds and its respective shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement.

The Dynamic Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2021

The Trustees and the officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee ***	Other Directorships held by Trustee During the Past Five Years
Thomas T. Sarkany 1946	Trustee Since October 2011	President, TTS Consultants, LLC (financial services) (since 2010).	4	Director, Aquila Distributors; Trustee, Arrow ETF Trust; Trustee, Arrow Investments Trust; Trustee, Northern Lights Fund Trust IV
Anthony H. Lewis 1946	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm) (since 2007).	4	Director, Member of the Compensation Committee and Member of the Risk Committee of Torotel Inc. (Magnetics, Aerospace and Defense), Trustee, Chairman of the Fair Valuation Committee and Member of the Audit Committee of the Wildermuth Endowment Strategy Fund
Keith Rhoades 1948	Trustee Since May 2011	Retired since 2008.	4	NONE
Randal D. Skalla 1962	Trustee Since May 2011	President, L5 Enterprises, Inc. (financial services company) (since 2001).	4	Board Member, Orizon Investment Counsel (financial services company) (from 2001 to 2017)

The Dynamic Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2021

Interested Trustees and Officers

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee ***	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen** 1972	Trustee Since May 2011	Trustee of Northern Lights Fund Trust II (since 2011); Special Projects Counsel of NorthStar Financial Services Group, LLC (from 2018 to 2019); Secretary of CLS Investments, LLC (from 2001 to 2018); Secretary of Orion Advisor Services, LLC (from 2001 to 2018); General Counsel and Secretary (from 2003 to 2018) of NorthStar Financial Services Group, LLC; CEO (from 2012 to 2018), Secretary (from 2003 to 2018) and Manager (from 2005 to 2018) of Northern Lights Distributors, LLC; Director, Secretary and General Counsel of Constellation Trust Company (from 2004 to 2018); CEO (from 2015 to 2018), General Counsel and Secretary (from 2011 to 2018) of Northern Lights Compliance Services, LLC; General Counsel and Secretary of Blu Giant, LLC (from 2011 to 2018); Secretary of Gemini Fund Services, LLC (from 2012 to 2018); Manager of Arbor Point Advisors, LLC (from 2012 to 2018); Director, Secretary and General Counsel of NorthStar CTC Holdings, Inc. (from 2015 to 2018) and Secretary and Chief Legal Officer of AdvisorOne Funds (from 2003 to 2018).	4	Manager of Northern Lights Distributors, LLC (from 2005 to 2018); Manager of Arbor Point Advisors, LLC (from 2012 to 2018); Director of Constellation Trust Company (from 2004 to 2018)
Kevin E. Wolf 1969	President Since January 2013	Vice President of The Ultimus Group, LLC; Executive Vice President, Head of Fund Administration and Product (since 2019) and President (2012 -2019) of Ultimus Fund Solutions, LLC (formerly, Gemini Fund Services, LLC).	N/A	N/A
Richard Malinowski 1983	Secretary Since January 2018	Senior Vice President and Senior Managing Counsel (since February 2020), Senior Vice President Legal Administration (April 2017 to February 2020) and Vice President and Counsel (April 2016 to April 2017) of Ultimus Fund Solutions, LLC (formerly, Gemini Fund Services, LLC).	N/A	N/A
Erik Naviloff 1968	Treasurer Since January 2013	Vice President of Ultimus Fund Solutions, LLC (formerly, Gemini Fund Services, LLC) (since 2011).	N/A	N/A
Jared Lahman 1986	Anti-Money Laundering Officer since January 2022	Compliance Analyst, Northern Lights Compliance Services, LLC (since January 2019); Manager, Fund Accounting, Gemini Fund Services, LLC (January 2014 to December 2018).	N/A	N/A
Emile R. Molineaux 1962	Chief Compliance Officer Since May 2011	Senior Compliance Officer and CCO of Various clients of Northern Lights Compliance Services, LLC (since 2011).	N/A	N/A

*	The term of office for each Trustee and Officer listed above will continue indefinitely.

**	Brian Nielsen is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his prior affiliation with Northern Lights Distributors, LLC (the Fund’s Distributor).

***	As of December 31, 2021, the Trust was comprised of 22 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds and the Acclivity Mid Cap Multi-Style Fund and the Acclivity Small Cap Value Fund also managed by the same adviser, and not to any other series of the Trust. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-873-3837.

Privacy Policy

Rev. May 2019

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-USE-ETFS or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Innealta Capital, LLC
12117 FM 2244, Building 3, Suite 170
Austin, Texas 78738

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022	Dynamic-AR-21

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhoades is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

12/31/2021 – $ 24,000

12/31/2020 – $ 24,000

12/31/2019 – $ 10,000

11/30/2019 – $ 24,000

(b)	Audit-Related Fees

12/31/2021 – None

12/31/2020 – None

12/31/2019 – None

11/30/2019 – None

(c)	Tax Fees

12/31/2021 – $ 4,400

12/31/2020 – $ 4,400

12/31/2019 – $ 4,400

11/30/2019 – $ 4,400

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

12/31/2021 – None

12/31/2020 – None

12/31/2019 – None

11/30/2019 – None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

12/31/21 12/31/20 12/31/19 11/30/19

Audit-Related Fees:        0.00%    0.00%     0.00%   0.00%

Tax Fees:                       0.00%    0.00%     0.00%   0.00%

All Other Fees:               0.00%    0.00%     0.00%   0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

12/31/2021 – $ 4,400

12/31/2020 – $ 4,400

12/31/2019 – $ 4,400

11/30/2019 – $ 4,400

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/7/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/7/22

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/ Treasurer

Date 3/7/22